Earnings per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Schedule of loss and share data used in the EPS calculations
The following table reflects the loss and share data used in the basic and diluted EPS calculations from continuous operations:

	For the year ended December 31,
In thousands of USD	2021	2022	2023
Numerator
Loss for the period from continuing operations	(207,568)	(213,141)	(99,261)
Less: net loss attributable to non-controlling interest from continuing operations	(40)	(37)	(23)
Loss attributable to Equity of the Company from continuing operations	(207,528)	(213,104)	(99,238)
Denominator
Weighted average number of shares for basic and diluted EPS	193,835,475	200,349,548	201,789,219

Loss per share from continuing operations - basic and diluted	(1.07)	(1.06)	(0.49)
The following table reflects the loss and share data used in the basic and diluted EPS calculations from discontinued operations:

	For the year ended December 31,
In thousands of USD	2021	2022	2023
Numerator
Loss for the period from discontinued operations	(19,337)	(25,128)	(4,917)
Loss attributable to Equity of the Company from discontinued operations	(19,337)	(25,128)	(4,917)
Denominator
Weighted average number of shares for basic and diluted EPS	193,835,475	200,349,548	201,789,219

Loss per share from discontinued operations - basic and diluted	(0.10)	(0.13)	(0.02)
The following table reflects the loss and share data used in the basic and diluted EPS calculations:

	For the year ended December 31,
In thousands of USD	2021	2022	2023
Numerator
Loss for the period	(226,905)	(238,269)	(104,178)
Less: net loss attributable to non-controlling interest	(40)	(37)	(23)
Loss attributable to Equity of the Company	(226,865)	(238,232)	(104,155)
Denominator
Weighted average number of shares for basic and diluted EPS	193,835,475	200,349,548	201,789,219

Loss per share - basic and diluted	(1.17)	(1.19)	(0.52)

Schedule of potential dilutive securities
Potential dilutive securities that are not included in the diluted earnings per share calculations because they would be anti-dilutive are as follows:

	For the year ended December 31,
	2021	2022	2023
Share Options and Stock Units	2,070,033	1,874,830	2,017,355